Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about deferred exploration costs [Table Text Block]
	Balance,	Change	Balance,	Change	Balance,
	December	in year	December	in year	December
	31, 2016	2017	31, 2017	2018	31, 2018
	$	$	$	$	$

Mineral property interests	179,500	-	179,500	-	179,500
Assays and testing	2,052,292	-	2,052,292	247,222	2,299,514
Claims renewal / staking	459,261	-	459,261	12,383	471,644
Drilling	12,488,967	-	12,488,967	1,854,312	14,343,279
Environmental studies	1,256,621	-	1,256,621	415,065	1,671,686
Exploration data management	917,422	-	917,422	37,656	955,078
First Nations	166,444	-	166,444	54,580	221,024
Geochemistry	111,066	-	111,066	-	111,066
Geological and engineering services	8,779,898	54,358	8,834,256	772,235	9,606,491
Geophysical services	743,515	-	743,515	58,128	801,643
Metallurgy	3,792,672	-	3,792,672	331,978	4,124,650
Petrographic work	43,957	-	43,957	-	43,957
Project management	106,015	-	106,015	-	106,015
Survey, mapping and camp	1,617,850	10,597	1,628,447	945,758	2,574,205
Transportation	2,604,549	-	2,604,549	273,202	2,877,751
Cost recovery	(56,480)	-	(56,480)	-	(56,480)
Property impairments	(33,006,960)	(51,964)	(33,058,924)	-	(33,058,924)
BC refundable mining tax credits	(2,195,403)	(12,991)	(2,208,394)	(891,874)	(3,100,268)
Federal non-refundable mining tax credits, net
of valuation allowance	(61,185)	-	(61,185)	-	(61,185)
Book value at date of sale of net smelter royalty	-	-	-	(1,777,377)	(1,777,377)
	1	-	1	2,333,268	2,333,269

Disclosure of detailed information about proceeds of sale of net smelter return royalty [Table Text Block]
Proceeds of sale of 2% NSR	$
Cash	1,300,200
1,125,000 common shares of Cobalt 27	8,325,000
Total proceeds of sale of 2% NSR	9,625,200

Less: book value of Turnagain Nickel-Cobalt Project at date of sale	(1,777,377)
Less: 6% finders’ fee	(780,120)

Gain on sale of net smelter return royalty	7,067,703